STOCK OPTIONS AND WARRANTS (Detail Textuals 1) (USD $)	12 Months Ended		87 Months Ended	1 Months Ended		12 Months Ended			0 Months Ended						12 Months Ended	0 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Apr. 30, 2012 January 2012 Options	Jan. 31, 2012 January 2012 Options	Dec. 31, 2012 January 2012 Options		Dec. 31, 2011 January 2012 Options	Apr. 13, 2012 January 2012 Options Individuals Individual	Jan. 02, 2012 January 2012 Options Individuals Individual	Jan. 02, 2012 January 2012 Options Officer Independent_Director	Jan. 02, 2012 January 2012 Options Independent Director	Jan. 02, 2012 January 2012 Options Deputy Managing Director of Omagine LLC	Jan. 02, 2012 January 2012 Options Son of the Company's President	Dec. 31, 2012 January 2012 Options Son of the Company's President	Jan. 02, 2012 January 2012 Options Consultant	Dec. 31, 2012 January 2012 Options Consultant	Dec. 31, 2011 January 2012 Options Consultant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of individuals									2	13
Number of officers											3
Number of independent directors											3
Number of shares granted				21,000	1,994,000	2,017,000	[1]	6,000	21,000	1,994,000	1,049,000	150,000	750,000	5,000		10,000
Deputy Managing Director of Omagine LLC (Consultant to Omagine), shares hold													160,000
Exercise price					$ 1.70	$ 1.70		$ 0.85					$ 1.25
Consulting fees per month																$ 2,000
Consulting fees	736,499	431,898	1,960,149												1,000		24,000	24,000
Sponsorship fee paid to an entity owned by the Deputy Managing Director of Omagine LLC	$ 30,220	$ 0

[1]	On December 26, 2012, pursuant to a resolution of the Board of Directors, 1,965,000 of the January 2, 2012 stock options that were due to expire on December 31, 2012 were extended to December 31, 2013.